Ropes & Gray LLP
1211 Avenue of the Americas
 New York, NY 10036-8704

Mary Kwan
(212) 596-9830
mary.kwan@ropesgray.com
November 20, 2017

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:    Westchester Capital Funds (the "Trust") (File Nos. 333-187583; 811-22818)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information of WCM Alternatives: Credit Event Fund, each dated November 16, 2017, do not differ from those contained in the Trust's most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on November 16, 2017 pursuant to Rule 485(b) under the Securities Act.
Please contact me at (212) 596-9830 with any questions or comments regarding this matter.
Kind regards,

/s/ Mary Kwan

Mary Kwan

cc:	Jeremy C. Smith, Esq., Ropes & Gray LLP Bruce C. Rubin, Westchester Capital Management, LLC